SLM Student Loan Trust 2006-5
Quarterly Servicing Report

Distribution Date	10/25/2006
Collection Period	06/21/2006 — 09/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Chase Bank USA, National Association -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2006-5 Deal Parameters

	Student Loan Portfolio Characteristics		06/21/2006	Activity	09/30/2006
A	i	Portfolio Balance	$2,962,149,138.19	($48,861,984.39)	$2,913,287,153.80
	ii	Interest to be Capitalized	9,967,391.42		6,458,028.53

	iii	Total Pool	$2,972,116,529.61		$2,919,745,182.33
	iv	Capitalized Interest	75,000,000.00		75,000,000.00
	v	Add-on Consolidation Loan Account Balance	15,000,000.00		0.00
	vi	Specified Reserve Account Balance	7,540,932.00		7,299,362.96

	vii	Total Adjusted Pool	$3,069,657,461.61		$3,002,044,545.29

B	i	Weighted Average Coupon (WAC)	4.904%		4.931%
	ii	Weighted Average Remaining Term	263.13		261.81
	iii	Number of Loans	184,865		181,854
	iv	Number of Borrowers	115,099		113,030
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$6,377,975		$6,245,161
	vi	Aggregate Outstanding Principal Balance — T-Bill	$140,309,943		$137,357,383
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$2,825,428,611		$2,776,142,638
	viii	Pool Factor	1.000000000		0.967965670

						% of O/S		% of O/S
	Notes			Spread	Balance 06/21/2006	Securities	Balance 10/25/2006	Securities

C	i	A-1 Notes	83149EAA5	-0.030%	$317,000,000.00	10.229%	$242,478,421.80	8.017%
	ii	A-2 Notes	83149EAB3	-0.010%	482,000,000.00	15.554%	482,000,000.00	15.937%
	iii	A-3 Notes	83149EAC1	0.030%	326,000,000.00	10.520%	326,000,000.00	10.779%
	iv	A-4 Notes	83149EAD9	0.080%	507,000,000.00	16.361%	507,000,000.00	16.764%
	v	A-5 Notes	83149EAE7	0.110%	591,000,000.00	19.071%	591,000,000.00	19.541%
	vi	A-6A Notes	83149EAH0	0.160%	382,946,000.00	12.357%	382,946,000.00	12.662%
	vii	A-6B Notes	83149EAJ6	0.120%	200,000,000.00	6.454%	200,000,000.00	6.613%
	viii	A-6C Notes	83149EAK3	0.120%	200,000,000.00	6.454%	200,000,000.00	6.613%
	ix	B Notes	83149EAG2	0.210%	92,968,000.00	3.000%	92,968,000.00	3.074%

	x	Total Notes			$3,098,914,000.00	100.000%	$3,024,392,421.80	100.000%

	Reserve Account		06/21/2006	10/25/2006

D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$7,540,932.00
	iii	Specified Reserve Acct Balance ($)	$7,540,932.00	$7,299,362.96
	iv	Reserve Account Floor Balance ($)	$4,524,559.00	$4,524,559.00
	v	Current Reserve Acct Balance ($)	$7,540,932.00	$7,299,362.96

	Other Accounts		06/21/2006	10/25/2006

E	i	Supplemental Loan Purchase Account	$29,256,131.20	$0.00
	ii	Add-on Consolidation Loan Account	$15,000,000.00	$0.00
	iii	Capitalized Interest Account	$75,000,000.00	$75,000,000.00
	iv	Remarketing Fee Account	$0.00	$0.00

	Asset/Liability		06/21/2006	10/25/2006

F	i	Total Adjusted Pool + Supplemental Loan Purchase Acc	$3,098,913,592.81	$3,002,044,545.29
	ii	Total Outstanding Balance Notes	$3,098,914,000.00	$3,024,392,421.80
	iii	Difference	$(407.19)	$(22,347,876.51)
	iv	Parity Ratio	1.00000	0.99261

II. 2006-5 Transactions from: 06/21/2006	through: 09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$94,293,831.32
	ii	Principal Collections from Guarantor	1,451,378.76
	iii	Principal Reimbursements	743,348.15
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$96,488,558.23

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$9,055.16
	ii	Capitalized Interest	(15,957,637.99)

	iii	Total Non-Cash Principal Activity	$(15,948,582.83)

C	Student Loan Principal Purchases		$(31,677,991.01)

D	Total Student Loan Principal Activity		$48,861,984.39

E	Student Loan Interest Activity
	i	Regular Interest Collections	$24,634,014.01
	ii	Interest Claims Received from Guarantors	21,081.02
	iii	Collection Fees/Returned Items	26,534.37
	iv	Late Fee Reimbursements	383,589.93
	v	Interest Reimbursements	8,332.29
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	2,438,473.69
	viii	Subsidy Payments	277,868.94

	ix	Total Interest Collections	$27,789,894.25

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(4,773.96)
	ii	Capitalized Interest	11,815,212.25

	iii	Total Non-Cash Interest Adjustments	$11,810,438.29

G	Student Loan Interest Purchases		$(148,060.63)

H	Total Student Loan Interest Activity		$39,452,271.91

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-5 Collection Account Activity	06/21/2006	through	09/30/2006

A	Principal Collections
	i	Principal Payments Received	$27,511,191.48
	ii	Consolidation Principal Payments	68,234,018.60
	iii	Reimbursements by Seller	2,748.18
	iv	Borrower Benefits Reimbursements	25,409.65
	v	Reimbursements by Servicer	18,717.15
	vi	Re-purchased Principal	696,473.17

	vii	Total Principal Collections	$96,488,558.23

B	Interest Collections
	i	Interest Payments Received	$26,736,249.14
	ii	Consolidation Interest Payments	635,188.52
	iii	Reimbursements by Seller	331.82
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	2,609.12
	vi	Re-purchased Interest	5,391.35
	vii	Collection Fees/Return Items	26,534.37
	viii	Late Fees	383,589.93

	ix	Total Interest Collections	$27,789,894.25

C	Other Reimbursements		$451,019.82

D	Reserves in Excess of the Requirement		$241,569.04

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,426,754.10

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$916,701.14

J	Excess Transferred from Add-on Consolidation Loan Account		$11,624,394.99

L	Excess Transferred from Remarketing Fee Account		$0.00

M	Funds Released from Capitalized Interest Account		$0.00

N	Initial Deposit to the Collection Account		$9,200,000.00

	TOTAL AVAILABLE FUNDS		$149,138,891.57

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,888,317.19)
	Consolidation Loan Rebate Fees to Dept. of Education		$(10,359,494.76)

O	NET AVAILABLE FUNDS		$135,891,079.62

P	Servicing Fees Due for Current Period		$1,222,613.22

Q	Carryover Servicing Fees Due		$0.00

R	Administration Fees Due		$25,000.00

S	Total Fees Due for Period		$1,247,613.22

IV. 2006-5 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	06/21/2006	09/30/2006	06/21/2006	09/30/2006	06/21/2006	09/30/2006	06/21/2006	09/30/2006	06/21/2006	09/30/2006
INTERIM:

In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	4.948%	4.924%	130,259	118,537	69.580%	65.183%	$2,003,091,686.02	$1,817,448,440.92	63.468%	62.385%
31-60 Days Delinquent	5.241%	5.324%	6,341	6,436	2.294%	3.539%	88,821,018.84	88,099,157.35	2.201%	3.024%
61-90 Days Delinquent	5.248%	5.408%	3,841	4,709	1.061%	2.589%	50,164,516.20	64,193,842.54	0.898%	2.203%
91-120 Days Delinquent	5.388%	5.489%	3,130	4,089	0.446%	2.249%	34,027,906.91	56,029,941.19	0.366%	1.923%
> 120 Days Delinquent	5.553%	5.488%	3,873	7,737	1.359%	4.255%	40,803,991.40	90,049,369.47	1.121%	3.091%

Deferment
Current	4.409%	4.477%	22,713	23,770	17.329%	13.071%	429,424,185.51	438,172,897.36	21.137%	15.040%

Forbearance
Current	5.014%	5.100%	14,681	16,464	7.891%	9.053%	315,376,437.05	357,350,612.97	10.761%	12.266%

TOTAL REPAYMENT	4.904%	4.930%	184,838	181,742	99.960%	99.938%	$2,961,709,741.93	$2,911,344,261.80	99.953%	99.933%

Claims in Process (1)	0.000%	6.231%	27	112	0.040%	0.062%	$439,396.26	$1,942,892.00	0.047%	0.067%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	4.904%	4.931%	184,865	181,854	100.000%	100.000%	$2,962,149,138.19	$2,913,287,153.80	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2006-5 Interest Accruals

A Borrower Interest Accrued During Collection Period	$37,407,538.26
B Interest Subsidy Payments Accrued During Collection Period	2,692,695.98
C Special Allowance Payments Accrued During Collection Period	25,896,769.30
D Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,426,754.10
E Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F Consolidation Loan Rebate Fees	(10,359,494.76)
G Net Expected Interest Collections	$58,064,262.88
VI. 2006-5 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)*	Rate **	Index
A	Class A-1 Interest Rate	0.019036395	06/21/2006 - 10/25/2006	1 NY Business Day	5.43897%	LIBOR

B	Class A-2 Interest Rate	0.019106395	06/21/2006 - 10/25/2006	1 NY Business Day	5.45897%	LIBOR

C	Class A-3 Interest Rate	0.019246395	06/21/2006 - 10/25/2006	1 NY Business Day	5.49897%	LIBOR

D	Class A-4 Interest Rate	0.019421395	06/21/2006 - 10/25/2006	1 NY Business Day	5.54897%	LIBOR

E	Class A-5 Interest Rate	0.019526395	06/21/2006 - 10/25/2006	1 NY Business Day	5.57897%	LIBOR

F	Class A-6A Interest Rate	0.019701395	06/21/2006 - 10/25/2006	1 NY Business Day	5.62897%	LIBOR

G	Class A-6B Interest Rate	0.019561395	06/21/2006 - 10/25/2006	1 NY Business Day	5.58897%	LIBOR RESET

H	Class A-6C Interest Rate	0.019561395	06/21/2006 - 10/25/2006	1 NY Business Day	5.58897%	LIBOR RESET

I	Class B Interest Rate	0.019876395	06/21/2006 - 10/25/2006	1 NY Business Day	5.67897%	LIBOR

*	The Record Date for a distribution date that coincides with a reset date for a reset note is the Notice Date. See “Description of the Notes — the Reset Rate Notes” in the Prospectus Supplement.

**	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2006-5 Inputs From Initial Period	06/21/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,962,149,138.19
	ii	Interest To Be Capitalized	9,967,391.42

	iii	Total Pool	$2,972,116,529.61
	iv	Capitalized Interest	75,000,000.00
	v	Add-on Consolidation Loan Account Balance	15,000,000.00
	vi	Specified Reserve Account Balance	7,540,932.00

	vii	Total Adjusted Pool	$3,069,657,461.61

B	Total Note Factor		1.000000000
C	Total Note Balance		$3,098,914,000.00

D	Note Balance 06/21/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6A	Class A-6B	Class A-6C	Class B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$317,000,000.00	$482,000,000.00	$326,000,000.00	$507,000,000.00	$591,000,000.00	$382,946,000.00	$200,000,000.00	$200,000,000.00	$92,968,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance			$7,540,932.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII. 2006-5 Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Section III-N )	$135,891,079.62	$135,891,079.62

B		Primary Servicing Fees — Current Month	$1,222,613.22	$134,668,466.40

C		Administration Fee	$25,000.00	$134,643,466.40

D		Quarterly Funding Amount (Remarketing Fee Account)	$0.00	$134,643,466.40

E		Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$6,034,537.22	$128,608,929.18
	ii	Class A-2	$9,209,282.39	$119,399,646.79
	iii	Class A-3	$6,274,324.77	$113,125,322.02
	iv	Class A-4	$9,846,647.27	$103,278,674.75
	v	Class A-5	$11,540,099.45	$91,738,575.30
	vi	Class A-6A	$7,544,570.41	$84,194,004.89
	vii	Class A-6B	$3,912,279.00	$80,281,725.89
	viii	Class A-6C	$3,912,279.00	$76,369,446.89

	ix	Total Class A Interest Distribution	$58,274,019.51

F		Class B Noteholders’ Interest Distribution Amount	$1,847,868.69	$74,521,578.20

G		Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$74,521,578.20	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6A	$0.00	$0.00
	vii	Class A-6B	$0.00	$0.00
	viii	Class A-6C	$0.00	$0.00

	ix	Total Class A Principal Distribution	$74,521,578.20

H		Supplemental Interest Account Deposit	$0.00	$0.00

I		Investment Reserve Account Required Amount	$0.00	$0.00

J		Class B Noteholders’ Principal Distribution Amount	$0.00	$0.00

K		Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

L		Investment Premium Purchase Account Deposit Amount	$0.00	$0.00

M		Carryover Servicing Fees	$0.00	$0.00

N		Remarketing Fees not paid from Remarketing Fee Account	$0.00	$0.00

O		Excess to Certificateholder	$0.00	$0.00

IX. 2006-5 Account Reconciliations

A	Reserve Account
	i	Beginning Deposit	$7,540,932.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$7,540,932.00
	iv	Required Reserve Account Balance	$7,299,362.96
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$241,569.04
	vii	Ending Reserve Account Balance	$7,299,362.96

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		07/06/2006
	i	Beginning Balance	$29,256,131.20
	ii	Supplemental Loan Purchases	$(28,339,430.06)
	iii	Transfers to Collection Account	$(916,701.14)
	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		09/30/2006
	i	Beginning Balance	$15,000,000.00
	ii	Add-on Loans Funded	$(3,375,605.01)
	iii	Transfers to Collection Account	$(11,624,394.99)
	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		07/25/2007
	i	Beginning Deposit	$75,000,000.00
	ii	Transfers to Collection Account	$0.00
	iii	Ending Balance	$75,000,000.00

E	Remarketing Fee Account
	Next Remarketing Date		01/25/2018
	Reset Period Target Amount		$0.00
	Quarterly Required Amount		$0.00
	i	Beginning Deposit	$0.00
	ii	Quarterly Funding Amount	$0.00
	iii	Quarterly Required Amount Excess	$0.00
	iv	Remarketing Fees Paid this distribution	$0.00
	v	Ending Balance	$0.00

X. 2006-5 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 07/25/2012 or (2) the first date on which no class A notes remain outstanding

B	Note Balance Trigger
	i	Notes Outstanding (after application of available funds)	$3,024,392,421.80
	ii	Adjusted Pool Balance	$3,002,044,545.29
	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,913,287,153.80
	ii	Borrower Interest Accrued	37,407,538.26
	iii	Interest Subsidy Payments Accrued	2,692,695.98
	iv	Special Allowance Payments Accrued	25,896,769.30
	v	Reserve Account Balance (after any reinstatement)	7,299,362.96
	vi	Capitalized Interest Account Balance	75,000,000.00
	vii	Add-On Account Balance	0.00
	viii	Total	$3,061,583,520.30
	ix	Less: Specified Reserve Account Balance	(7,299,362.96)
		Supplemental Interest Account Deposit	—

	x	Total	$3,054,284,157.34

	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$2,931,424,421.80

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XI. 2006-5 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6A	Class A-6B	Class A-6C	Class B
	i	Quarterly Interest Due	$6,034,537.22	$9,209,282.39	$6,274,324.77	$9,846,647.27	$11,540,099.45	$7,544,570.41	$3,912,279.00	$3,912,279.00	$1,847,868.69
	ii	Quarterly Interest Paid	6,034,537.22	9,209,282.39	6,274,324.77	9,846,647.27	11,540,099.45	7,544,570.41	3,912,279.00	3,912,279.00	1,847,868.69

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$96,869,454.71	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	74,521,578.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$22,347,876.51	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$80,556,115.42	$9,209,282.39	$6,274,324.77	$9,846,647.27	$11,540,099.45	$7,544,570.41	$3,912,279.00	$3,912,279.00	$1,847,868.69

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 9/30/06	$3,098,914,000.00
	ii	Adjusted Pool Balance 9/30/06	3,002,044,545.29

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$96,869,454.71

	iv	Adjusted Pool Balance 6/21/06	$3,069,657,461.61
	v	Adjusted Pool Balance 9/30/06	3,002,044,545.29

	vi	Current Principal Due (iv — v)	$67,612,916.32

	vii	Notes Issued Exceeding Adjusted Pool Balance	29,256,538.39

	viii	Principal Distribution Amount (vi + vii)	$96,869,454.71

	ix	Principal Distribution Amount Paid	$74,521,578.20

	x	Principal Shortfall (viii — ix)	$22,347,876.51

C		Total Principal Distribution	$74,521,578.20
D		Total Interest Distribution	60,121,888.20

E		Total Cash Distributions	$134,643,466.40

F					Paydown
	Note Balances			06/21/2006	Factor	10/25/2006
	i	A-1 Note Balance	83149EAA5	$317,000,000.00		$242,478,421.80
		A-1 Note Pool Factor		1.000000000	0.235083843	0.764916157

	ii	A-2 Note Balance	83149EAB3	$482,000,000.00		$482,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	83149EAC1	$326,000,000.00		$326,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	83149EAD9	$507,000,000.00		$507,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	83149EAE7	$591,000,000.00		$591,000,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6A Note Balance	83149EAH0	$382,946,000.00		$382,946,000.00
		A-6A Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	A-6B Note Balance	83149EAJ6	$200,000,000.00		$200,000,000.00
		A-6B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	viii	A-6C Note Balance	83149EAK3	$200,000,000.00		$200,000,000.00
		A-6C Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	ix	B Note Balance	83149EAG2	$92,968,000.00		$92,968,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-5 Historical Pool Information

			6/21/06 - 9/30/06

Beginning Student Loan Portfolio Balance			$2,962,149,138.19

	Student Loan Principal Activity
	i	Regular Principal Collections	$94,293,831.32
	ii	Principal Collections from Guarantor	1,451,378.76
	iii	Principal Reimbursements	743,348.15
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$96,488,558.23
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$9,055.16
	ii	Capitalized Interest	(15,957,637.99)

	iii	Total Non-Cash Principal Activity	$(15,948,582.83)

	Student Loan Principal Purchases		$(31,677,991.01)

(-)	Total Student Loan Principal Activity		$48,861,984.39

	Student Loan Interest Activity
	i	Regular Interest Collections	$24,634,014.01
	ii	Interest Claims Received from Guarantors	21,081.02
	iii	Collection Fees/Returned Items	26,534.37
	iv	Late Fee Reimbursements	383,589.93
	v	Interest Reimbursements	8,332.29
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	2,438,473.69
	viii	Subsidy Payments	277,868.94

	ix	Total Interest Collections	$27,789,894.25

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(4,773.96)
	ii	Capitalized Interest	11,815,212.25

	iii	Total Non-Cash Interest Adjustments	$11,810,438.29

	Student Loan Interest Purchases		$(148,060.63)

	Total Student Loan Interest Activity		$39,452,271.91

(=)	Ending Student Loan Portfolio Balance		$2,913,287,153.80

(+)	Interest to be Capitalized		$6,458,028.53

(=)	TOTAL POOL		$2,919,745,182.33

(+)	Capitalized Interest		$75,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$0.00

(+)	Reserve Account Balance		$7,299,362.96

(=)	Total Adjusted Pool		$3,002,044,545.29

XIII. 2006-5 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Oct-06	$2,919,745,182	6.07%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date. CPR calculation logic was refined in December 2005 to better reflect the number of days since the statistical cutoff date and may not exactly match Since Issued CPR disclosed in prior periods.